Costs of Sales	6 Months Ended
Jun. 30, 2026
Costs of Sales
Costs of Sales

Note 13 - Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Costs of stream sales	$40.6	$30.3	$80.6	$63.7
Mineral production taxes	1.9	0.8	4.1	1.4
Mining costs of sales	$42.5	$31.1	$84.7	$65.1
Energy costs of sales	3.4	2.4	7.7	6.9
	$45.9	$33.5	$92.4	$72.0